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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07560
Invesco Quality Municipal Securities
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)    (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Quality Municipal Securities
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	MS-CE-QMS-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—145.26%
Alabama—0.94%
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$550	$610,495
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)(b)	5.00%	01/01/36	1,260	1,379,965

				1,990,460

Alaska—0.58%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	1,080	1,226,254

Arizona—1.58%
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB (b)	5.00%	07/01/36	915	1,032,751
Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/24	1,010	1,118,777
Maricopa County Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 A, Ref. PCR (c)(d)	6.00%	05/01/14	425	460,339
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	675	711,976

				3,323,843

California—25.02%
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/35	1,010	307,141
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/36	1,635	449,511
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/26	710	420,909
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	1,370	612,445
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	545	582,109
California (State of) Public Works Board (Department of Mental Health — Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/24	5,000	5,199,350
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	1,405	1,522,388
California (State of) Statewide Communities Development Authority (Rady Children’s Hospital); Series 2008 B, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)(g)	0.17%	08/15/47	1,600	1,600,000
California (State of);
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	655	705,854
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	655	736,004
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 B, Ref. VRD RB (LOC-Mizuho Corporate Bank) (f)(g)	0.15%	11/01/26	545	545,000
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(e)	0.00%	08/01/29	355	161,663
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/43	2,690	474,516
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/44	4,825	797,524
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	1,260	1,457,933
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/32	1,980	719,235
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-AMBAC) (a)	5.00%	06/01/29	1,500	1,501,380
Indio (City of) Redevelopment Agency (Merged Redevelopment);
Series 2008 A, Sub. Tax Allocation RB	5.00%	08/15/23	310	321,861
Series 2008 A, Sub. Tax Allocation RB	5.00%	08/15/24	310	320,326
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (b)	5.00%	05/15/35	1,325	1,480,966
Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (INS-NATL) (a)(b)	5.00%	07/01/25	5,000	5,385,950
Los Angeles (City of); Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (b)	5.00%	07/01/43	1,740	1,954,594
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Los Angeles Community College District; Series 2003 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/27	$4,000	$4,178,600
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(e)	0.00%	08/01/34	1,010	324,735
Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/22	3,040	3,171,662
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(e)	0.00%	08/01/29	1,120	492,800
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/28	815	387,321
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/36	4,025	1,088,521
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(e)	0.00%	08/01/37	1,590	405,371
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/27	2,040	1,053,497
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	2,545	1,020,520
San Diego (County of) Water Authority; Series 2004 A, COP (INS-AGM) (a)(b)	5.00%	05/01/29	4,240	4,491,474
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	08/01/36	2,680	3,034,350
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	06/15/28	540	590,458
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/25	265	296,980
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/26	530	590,086
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/36	1,140	1,291,301
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (e)	0.00%	04/01/14	850	829,591
William S. Hart Union High School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/32	1,170	408,623
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/33	5,725	1,882,265

				52,794,814

Colorado—1.46%
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	2,000	2,124,140
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	850	952,153

				3,076,293

District of Columbia—2.40%
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	2,000	2,055,440
Series 2009 A, Sec. Income Tax RB (b)	5.25%	12/01/27	1,540	1,881,572
Metropolitan Washington Airports Authority; Series 2009 B, Airport System RB (INS-BHAC) (a)	5.00%	10/01/29	1,000	1,117,820

				5,054,832

Florida—11.96%
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB (c)(d)(i)	5.25%	11/15/16	25	29,997
Series 2006 C, RB (d)	5.25%	11/15/36	975	1,034,270
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	1,235	1,291,402
Miami-Dade (County of) (Miami International Airport); Series 2000 A, Aviation RB (INS-NATL) (a)(h)	6.00%	10/01/24	5,000	5,036,950
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/25	800	899,376
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	$1,000	$1,071,670
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	310	365,465
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS-NATL) (a)(e)	0.00%	10/01/30	1,995	1,910,512
Orange (County of); Series 2012 B, Ref. Sales Tax RB	5.00%	01/01/31	2,100	2,395,848
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	750	916,463
Series 2011, Ref. RB (b)	5.00%	10/01/31	885	1,008,404
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (b)	5.00%	08/15/42	4,000	4,237,160
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	914,430
Series 2006 A, Health Care RB	5.38%	01/01/40	3,250	2,755,155
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (a)	6.00%	10/01/29	1,000	1,374,310

				25,241,412

Georgia—5.61%
Atlanta (City of); Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	5,000	5,301,850
DeKalb (County of); Series 2003 A, Water & Sewerage RB	5.00%	10/01/23	1,200	1,240,104
Georgia (State of) Road & Tollway Authority;
Series 2003, RB (c)(i)	5.00%	10/01/13	2,000	2,127,620
Series 2003, RB	5.00%	10/01/23	3,000	3,170,250

				11,839,824

Hawaii—0.77%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	430	472,329
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,075	1,162,860

				1,635,189

Idaho—0.22%
Regents of the University of Idaho; Series 2011, Ref. General RB (c)(d)	5.25%	04/01/21	395	461,498

Illinois—16.95%
Chicago (City of) (O’Hare International Airport); Series 2001 A, Second Lien Passenger Facility Charge RB (INS-AMBAC) (a)(h)	5.38%	01/01/32	3,000	3,004,080
Chicago (City of) Board of Education; Series 2011 A, Unlimited Tax GO Bonds (b)	5.00%	12/01/41	1,515	1,654,425
Chicago (City of) O’Hare International Airport; Series 2005 A, Third Lien General Airport RB (INS-NATL) (a)	5.25%	01/01/26	3,000	3,228,150
Chicago (City of) Park District; Series 2004 A, Limited Tax GO Bonds (INS-AMBAC) (a)	5.00%	01/01/27	3,600	3,848,616
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	1,070	1,195,072
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	1,290	1,454,991
Chicago (City of);
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(b)(j)	5.00%	01/01/37	4,590	4,810,687
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	900	993,267
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/23	725	818,692
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	775	823,500
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	965	1,116,881
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	925	1,052,141
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	415	522,900
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	1,325	1,461,210
Series 2010 A, Ref. RB	6.00%	08/15/38	690	765,955
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Conv. CAB RB (INS-NATL) (a)(e)	0.00%	06/15/26	$8,480	$7,571,283
Series 2010 A, RB	5.50%	06/15/50	125	137,464
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,125	1,298,363

				35,757,677

Indiana—1.29%
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,200	1,253,004
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	795	897,157
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (c)(d)	6.25%	06/02/14	530	577,923

				2,728,084

Iowa—1.33%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (b)(j)	5.00%	06/01/25	1,355	1,607,911
Series 2009 A, Special Obligation RB (b)(j)	5.00%	06/01/26	1,015	1,197,081

				2,804,992

Kansas—0.26%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	470	545,416

Kentucky—0.51%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	425	491,479
Series 2010 A, Hospital RB	6.50%	03/01/45	500	581,330

				1,072,809

Louisiana—0.79%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. — Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.25%	10/01/30	650	730,327
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	900	938,763

				1,669,090

Maryland—0.69%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	705	716,365
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	690	745,103

				1,461,468

Massachusetts—5.74%
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	625	672,900
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)	5.50%	11/15/36	4,850	5,839,012
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (b)	5.50%	07/01/36	1,570	1,872,822
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	1,500	1,706,895
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	325	376,951
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (b)	5.00%	10/15/35	1,410	1,631,990

				12,100,570

Michigan—0.48%
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	900	1,012,068

See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—0.44%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	$270	$317,995
Series 2011 A, Ref. RB	5.50%	09/01/28	520	608,946

				926,941

Montana—0.54%
Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	1,000	1,133,080

Nebraska—0.69%
Omaha (City of) Public Power District; Series 2011 B, RB (b)	5.00%	02/01/36	1,275	1,454,189

Nevada—1.71%
Clark (County of); Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (a)(h)	5.50%	07/01/20	3,000	3,177,750
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	410	439,344

				3,617,094

New Hampshire—0.76%
Manchester (City of) (Manchester Water Works); Series 2003, Water RB (c)(i)	5.00%	12/01/13	1,500	1,606,485

New Jersey—1.40%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	525	582,068
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(e)	0.00%	12/15/26	4,300	2,368,225

				2,950,293

New Mexico—0.88%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	700	763,511
New Mexico (State of) Finance Authority; Series 2008 A, Sr. Lien Public Revolving Fund RB	5.00%	06/01/27	940	1,090,569

				1,854,080

New York—16.10%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	460	516,792
Series 2009, PILOT RB	6.38%	07/15/43	190	214,590
Metropolitan Transportation Authority; Series 2003 B, RB (INS-NATL) (a)	5.25%	11/15/22	5,000	5,327,750
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	2,400	2,743,344
New York (City of) Transitional Finance Authority;
Series 2009 A, Future Tax Sec. RB (b)	5.00%	05/01/28	1,305	1,564,069
Series 2009 A, Future Tax Sec. RB (b)	5.00%	05/01/29	1,045	1,235,368
Series 2009 A, Future Tax Sec. RB (b)	5.00%	05/01/30	1,045	1,188,280
Subseries 2012 E-1, Future Tax Sec. RB	5.00%	02/01/42	2,325	2,626,134
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB (b)	5.00%	04/01/28	1,950	2,206,386
New York (City of);
Subseries 2008 A-1, Unlimited Tax GO Bonds (b)	5.25%	08/15/27	980	1,124,638
Subseries 2008 A-1, Unlimited Tax GO Bonds (b)	5.25%	08/15/28	980	1,120,963
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	705	897,211
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/30	1,530	1,789,932
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,310	1,555,088
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	1,290	1,511,235
Tobacco Settlement Financing Corp.; Series 2003 B-1C, Asset-Backed RB	5.50%	06/01/21	6,000	6,301,500
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
Triborough Bridge & Tunnel Authority; Series 2002 B, Ref. General RB	5.25%	11/15/19	$2,000	$2,044,280

				33,967,560

North Carolina—2.58%
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (b)	5.00%	06/01/39	3,805	4,091,821
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (b)	5.00%	07/01/41	1,200	1,354,428

				5,446,249

Ohio—5.05%
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	920	985,716
American Municipal Power-Ohio Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(b)	5.25%	02/15/33	1,000	1,104,160
Cuyahoga (County of) (Cleveland Clinic);
Series 2003, RB (c)(i)	6.00%	07/01/13	2,450	2,601,900
Series 2003 H, RB (c)(i)	6.00%	07/01/13	2,550	2,708,100
Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/36	900	977,274
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	520	603,226
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,275	1,379,231
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	265	299,792

				10,659,399

Oregon—0.33%
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (k)	6.38%	11/01/33	660	692,333

Pennsylvania—1.59%
Geisinger Authority; Series 2005 C, VRD Health System RB (g)	0.14%	08/01/28	500	500,000
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB (e)	0.00%	12/01/28	750	725,595
Subseries 2010 B-2, Sub. Conv. CAB RB (e)	0.00%	12/01/34	450	426,731
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,710,810

				3,363,136

Puerto Rico—3.49%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	635	639,724
Series 2012 A, Sr. Lien RB	5.25%	07/01/42	440	443,234
Series 2012 A, Sr. Lien RB	6.00%	07/01/47	350	378,158
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	1,000	1,074,140
Series 2010 XX, RB	5.25%	07/01/40	750	771,600
Series 2012 A, RB	5.00%	07/01/42	1,365	1,381,667
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	450	482,040
First Subseries 2010 A, RB	5.50%	08/01/42	750	805,920
First Subseries 2010 C, RB	5.25%	08/01/41	1,300	1,381,003

				7,357,486

Rhode Island—0.74%
Rhode Island Economic Development Corp.; Series 2004 A, Ref. Airport RB (INS-AGM) (a)(h)	5.00%	07/01/21	1,500	1,561,815

South Carolina—3.13%
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/29	2,000	2,218,240
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—(continued)
Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	$210	$211,871
South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (b)(i)	5.00%	01/01/22	4,000	4,175,720

				6,605,831

Texas—14.32%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (h)	4.85%	04/01/21	2,000	2,145,120
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	1,500	1,648,890
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	590	645,808
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	575	654,614
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	1,530	1,999,389
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	350	382,438
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(e)	0.00%	09/01/25	2,350	1,314,167
Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/25	5,000	5,381,600
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/36	1,050	1,195,331
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	450	489,829
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(e)	0.00%	01/01/28	5,200	2,609,048
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(e)	0.00%	01/01/31	1,065	451,219
Tarrant (County of) Regional Water District;
Series 2002, Ref. & Improvement RB (c)(i)	5.25%	03/01/13	835	866,638
Series 2002, Ref. & Improvement RB (INS-AGM) (a)	5.25%	03/01/17	3,165	3,277,674
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	225	222,496
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/26	1,665	1,945,536
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	510	598,878
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(b)	5.00%	02/15/33	1,000	1,101,640
West Harris County Regional Water Authority; Series 2005, Water System RB (INS-AGM) (a)	5.00%	12/15/24	3,000	3,275,130

				30,205,445

Utah—0.74%
Intermountain Power Agency; Series 2003 A, Ref. Power Supply RB (INS-AGM) (a)	5.00%	07/01/21	1,500	1,563,225

Virgin Islands—0.32%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	625	676,581

Virginia—6.24%
Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/19	9,000	10,536,300
Prince William (County of) Service Authority; Series 2003, Ref. Water & Sewer System RB	5.00%	07/01/21	2,000	2,129,500
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	5.50%	01/01/42	485	509,885

				13,175,685

Washington—4.38%
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (a)	5.00%	01/01/34	1,705	1,764,828
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/31	725	835,084
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington—(continued)
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/41	$795	$853,607
Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/29	2,380	2,822,133
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/30	2,500	2,957,150

				9,232,802

Wisconsin—1.25%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	1,375	1,440,601
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	1,000	1,196,290

				2,636,891

TOTAL INVESTMENTS(l)—145.26% (Cost $279,505,667)				306,483,193

Floating Rate Note Obligations—(24.46)%
Notes with interest rates ranging from 0.15% to 0.38% at 05/31/2012 and contractual maturities of collateral ranging from 01/01/22 to 07/01/43 (See Note 1D)(m)				(51,610,000)

OTHER ASSETS LESS LIABILITIES—0.67%				1,412,547

VARIABLE RATE MUNI TERM PREFERRED SHARES—(21.47)%				(45,300,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$210,985,740

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.

BAN	—	Bond Anticipation Notes

BHAC	—	Berkshire Hathaway Assurance Corp.

CAB	—	Capital Appreciation Bonds

CEP	—	Credit Enhancement Provider

Conv.	—	Convertible

COP	—	Certificates of Participation

FTA	—	Federal Transit Administration

GO	—	General Obligation

IDR	—	Industrial Development Revenue Bonds

INS	—	Insurer

LOC	—	Letter of Credit

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

PILOT	—	Payment-in-Lieu-of-Tax

RB	—	Revenue Bonds

Ref.	—	Refunding

Sec.	—	Secured

Sr.	—	Senior

Sub.	—	Subordinated

VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(e)	Zero coupon bond issued at a discount.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(h)	Security subject to the alternative minimum tax.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

(j)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $4,655,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(k)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2012 represented 0.33% of the Trust’s Net Assets.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage

National Public Finance Guarantee Corp.	14.9%

Assured Guaranty Municipal Corp.	12.7

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $89,652,225 are held by Dealer Trusts and serve as collateral for the $51,610,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash
Invesco Quality Municipal Securities

D.	Floating Rate Note Obligations — (continued)

and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Quality Municipal Securities

NOTE 2 — Additional Valuation Information- (continued)
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$306,483,193	$—	$306,483,193

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $18,979,097 and $18,428,981, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$27,305,438

Aggregate unrealized (depreciation) of investment securities	(615,511)

Net unrealized appreciation of investment securities	$26,689,927

Cost of investments for tax purposes is $279,793,266.
NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which the Trust would merge with and into Invesco Quality Municipal Income Trust (the “Acquiring Trust”) in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the Merger, all of the assets and liabilities of the Trust will become assets and liabilities of the Acquiring Trust and the Trust’s shareholders will become shareholders of the Acquiring Trust. The Redomestication and the Merger are subject to shareholder approval.
     In addition, the Board also approved a plan to redeem all of the outstanding auction rate preferred shares at their respective liquidation preferences. These redemptions are anticipated to be funded with proceeds received from the issuance of Variable Rate Muni Term Preferred Shares (“VMTPS”) and Tender Option Bonds (“TOBs”). VMTPS are a variable rate form of preferred stock with a mandatory redemption date. These redemptions and this issuance of VMTPS are targeted to occur in the first half of 2012.
Invesco Quality Municipal Securities

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Quality Municipal Securities

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.